Expense Example (USD $)	0 Months Ended
Mar. 01, 2013
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Intrinsic Small Cap Value Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,581
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Opportunities Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,498
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Value Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	652
Expense Example, with Redemption, 10 Years	1,447
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small/Mid Cap Value Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,514
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Special Small Cap Value Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,477
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Traditional Small Cap Growth Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,580
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	715
Expense Example, with Redemption, 3 Years	1,014
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,240
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	2,563
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	977
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,113
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	710
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,157
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	2,438
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	710
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,178
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	2,502
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	986
Expense Example, with Redemption, 5 Years	1,288
Expense Example, with Redemption, 10 Years	2,144
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	966
Expense Example, with Redemption, 5 Years	1,346
Expense Example, with Redemption, 10 Years	2,189
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	2,469
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	703
Expense Example, with Redemption, 3 Years	1,002
Expense Example, with Redemption, 5 Years	1,323
Expense Example, with Redemption, 10 Years	2,230
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	683
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,553
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Intrinsic Small Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,279
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small/Mid Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,210
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Special Small Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,177
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Traditional Small Cap Growth Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,276
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Intrinsic Small Cap Value Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,831
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small Cap Value Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	442
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,696
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small/Mid Cap Value Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	$ 1,768